Other assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other assets

15.	Other assets

The breakdown of “Other assets” is as follows:

Thousand of Reais	2025	2024

Other amounts receivable from customers	3,908,984	1,909,055
Prepaid expenses	1,760,933	1,204,673
Contractual Guarantees from Former Controlling Shareholders	496	496
Actuarial asset (Note 21)	387,886	341,013
Other receivables (1)	2,857,449	3,500,220
Total	8,915,748	6,955,457
(1)	This corresponds, for the most part, to the payment of premiums from the payroll portfolio.
(2)	It corresponds, for the most part, to the sale of energy.